INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss (income)	$ (6,766)	$ (2,654)	$ (4,049)	$ (2,878)	$ (1,921)	$ 900
Basic weighted average number of shares outstanding (in thousands)	11,913	3,284	8,463	3,319	3,302	462
Net income (loss) per share (basic)	$ (0.57)	$ (0.81)	$ (0.48)	$ (0.87)	$ (0.58)	$ 1.95
Diluted weighted average number of shares outstanding (in thousands)	11,913	3,284	8,463	3,319	3,302	65,227
Net (loss) income per share (diluted)	$ (0.57)	$ (0.81)	$ (0.48)	$ (0.87)	$ (0.58)	$ 0.0138
Dilutive equity instruments (number of equivalent units) (in thousands)			36,569	69,021	73,144	65,226
Stock Options
Dilutive equity instruments (number of equivalent units) (in thousands)			0	0	0	0
Preferred Stock
Dilutive equity instruments (number of equivalent units) (in thousands)			0	0	0	0
Convertible Debt
Dilutive equity instruments (number of equivalent units) (in thousands)			31,228	38,786	39,636	42,226
Warrants
Dilutive equity instruments (number of equivalent units) (in thousands)			5,341	30,235	30,208	22,530